Fair Value Measurement - Schedule of Company’s Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Liabilities:
Warrant liabilities	$ 5,614	$ 3,904
Earnout liabilities		488,641
Total liabilities	5,614	492,545
Level 1 [Member]
Liabilities:
Warrant liabilities	5,614	3,904
Earnout liabilities
Total liabilities	5,614	3,904
Level 2 [Member]
Liabilities:
Warrant liabilities
Earnout liabilities
Total liabilities
Level 3 [Member]
Liabilities:
Warrant liabilities
Earnout liabilities		488,641
Total liabilities		$ 488,641